Goodwill and Intangible Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite lives	$ 166	$ 172
Software [member]
Disclosure of detailed information about intangible assets [line items]
Write-downs of intangible assets	$ 9	$ 5	$ 10
Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Cash flow projection period	10 years
Terminal growth rate	3.00%	(2.50%)
Write-downs of goodwill due to impairment	$ 779	$ 0
Write-downs of intangible assets	$ 779
Bottom of range [member] | Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates for determine the recoverable amount	6.80%	(6.00%)
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	15 years
Top of range [member] | Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates for determine the recoverable amount	11.00%	10.30%